UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to________________

Date of Report (Date of earliest event reported)_________________

Commission File Number of securitizer:________________________

Central Index Key Number of securitizer:_______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002094268

Deephaven Residential Mortgage Trust 2026-INV1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Frank Shiau

646-452-0493

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Exception Grades
99.3	AMC Rating Agency Grades
99.4	AMC Valuation Report
99.5	AMC Data Compare Summary
99.6	AMC Business Purpose Report
99.7	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.8	Canopy ATR QM Report
99.9	Canopy Rating Agency Grades Summary
99.10	Canopy Rating Agency Grades Detail
99.11	Canopy Data Compare
99.12	Canopy Business Purpose Supplement
99.13	Canopy Valuation Report
99.14	Selene Diligence LLC (“Selene”) Narrative Report
99.15	Selene Rating Agency Grades Summary
99.16	Selene Standard Findings
99.17	Selene Data Compare Report
99.18	Selene Valuation Report
99.19	Selene Business Purpose Supplement
99.20	Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions (“Incenter”) Diligence Executive Summary
99.21	Incenter Exception Report
99.22	Incenter Rating Agency Grades
99.23	Incenter Tape Compare
99.24	Incenter QM ATR Report
99.25	Incenter Business Purpose Supplement
99.26	Incenter Valuation Summary
99.27	Evolve Mortgage Services (“Evolve”) Summary and Narrative
99.28	Evolve Rating Agency Grades
99.29	Evolve Exception Detail
99.30	Evolve Valuation Report
99.31	Evolve Data Compare
99.32	Evolve Business Purpose Report
99.33	Evolve QM ATR Data Report
99.34	Consolidated Analytics, Inc. (“Consolidated”) Narrative
99.35	Consolidated Rating Agency Grades
99.36	Consolidated Due Diligence Standard
99.37	Consolidated Valuations Summary
99.38	Consolidated Data Compare
99.39	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.40	Digital Risk Findings Report
99.41	Digital Risk Rating Agency Report
99.42	Digital Risk DI Report
99.43	Digital Risk Valuation Report
99.44	Clarifii LLC (“Clarifii”) Narrative
99.45	Clarifii Business Purpose Supplement
99.46	Clarifii Data Compare
99.47	Clarifii Rating Agency Grades Detail
99.48	Clarifii Rating Agency Grades Summary
99.49	Clarifii Valuation Report

99.50	Clarifii ATR QM Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 20, 2026

RCF III DEPOSITOR I, LLC

By:	/s/ Adam Geissler
Name:	Adam Geissler
Title:	Director